SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Balances with related parties	$ 8	$ 58	$ 39
Related Party [Member]
Related Party Transaction [Line Items]
Balances with related parties		58	39
Directors [Member]
Related Party Transaction [Line Items]
Balances with related parties		48
Smartec R and D Ltd [Member]
Related Party Transaction [Line Items]
Balances with related parties	$ 8	10
Medigus Ltd [Member]
Related Party Transaction [Line Items]
Balances with related parties			$ 39